Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Schedule of Investments [Line Items]
Equity method investments	¥ 598,772	¥ 519,552
Investments held by consolidated investment companies and other	68,429	62,836
Total	¥ 667,201	¥ 582,388